Reserve Fund (Details) - Schedule of reserve fund - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Reserve Fund (Details) - Schedule of reserve fund [Line Items]
Cash and cash equivalents		$ 5,824	$ 21,987
Short-term investments (*)
Total long-term investments	[1]	11,726	14,036
Total		36,023	36,023
Total short-term investments	[1]	18,473
Short-term investments [Member]
Short-term investments (*)
U.S. Treasury securities	[1]	6,141
Corporate bonds – marketable investments	[1]	12,332
Long-term investments [Member]
Short-term investments (*)
U.S. Treasury securities	[1]	474
Corporate bonds and loans (principally) – marketable investments	[1]	$ 11,252	$ 14,036

[1]	Classified as level 1 inputs in the fair value hierarchy.